MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

December 15, 2017

VIA EDGAR and E-MAIL

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

RE:                           Protective Life Insurance Company

Registration Statement on Form S-3

For Protective Market Defender Limited Flexible Premium Deferred Annuity Contracts

Dear Commissioners:

I have enclosed, as a courtesy to you, a copy of Protective Life Insurance Company’s (the “Company”) Registration Statement on Form S-3 filed with the Securities and Exchange Commission (the “Commission”) on December 15, 2017. This Registration Statement relates to Protective Market Defender limited flexible premium deferred annuity contracts (the “Contracts”) issued by the Company.

We expect to file a pre-effective amendment including the auditor’s consent and incorporating by reference the financial statements as of December 31, 2017; as soon as possible after the Company’s Annual Report on Form 10-K is filed. At that time, we will also submit acceleration requests from the Company and the underwriter of the Contracts, requesting an effective date of May 1, 2018 for the Registration Statement.

If you have any questions or comments regarding the Registration Statement, or if there is anything that we can do to facilitate the Staff’s review of the Registration Statement, please contact me at (205) 268-3581 or Thomas Bisset at (202) 383-0118.

Very truly yours,

Max Berueffy

Senior Associate Counsel

cc:                                Ms. Sally Samuel

Mr. Keith Gregory

Mr. Thomas Bisset